CONVERTIBLE NOTES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
CONVERTIBLE NOTES ISSUED DECEMBER 16, 2011 [Abstract]
CONVERTIBLE NOTES ISSUED DECEMBER 16, 2011

NOTE 7. - CONVERTIBLE NOTES

ISSUED DECEMBER 16, 2011

The Company issued Convertible Notes on December 16, 2011 in a negotiated sale with 24 investors in the total face amount of $1,926,250. The Convertible Notes were sold for $1,675,000 - an original issue discount (OID) of $251,250. The Convertible Notes do not bear interest and the total face amount is due December 16, 2012. The Convertible Notes can be converted, at the option of each holder, in whole or in part, into shares of the Company's common stock at $0.75 per share at which time the holder shall also receive warrants equal to 120% of the number of shares of Company common stock into which such Convertible Notes have been then converted. The Company can also force the investors to decide whether to convert by sending a 15-day written notice in which each investor is forced to decide whether to convert or get repaid. Such warrants will have a term of five years and an exercise price of $1.50 per share of common stock. The Company will have the right to mandatorily require the conversion of the Convertible Notes in the event the Company engages in a subsequent financing transaction of at least $5,000,000 in shares of Company's common stock with a sale price equal to or greater than $0.80 per share or debt securities which are convertible into shares of Company common stock with a conversion price equal to or greater than $0.80 per share of common stock. Also, in the event of a subsequent financing transaction of at least $5,000,000, the note holders have "piggyback' registration rights of the common shares and warrants underlying the conversion of the Convertible Notes. The Convertible Notes contain "down round" provisions which provide for adjustments to the conversion price if the Company issues shares of common stock of 22nd Century Group at a price that is less than the exercise price. As a result of the May private placement the conversion price was reduced to $0.7417 and another minor adjustment will result from the August 2012 convertible notes issued. The conversion feature was not considered to be a derivative because it does not have a net cash settlement provision as a result of the limited market and trading activity for the underlying stock. To the extent the Convertible Notes are converted, the warrants issued at conversion have a "down round provision" and will be classified as derivatives for accounting purposes, which (similarly to the January 25, 2011 Warrants) means they are reported as a liability and marked to market at each balance sheet date.

The Company's common stock closed at $0.90 per share on December 16, 2011, which is greater than the portion of the conversion price under the Convertible Notes allocated to the underlying common shares. This difference is a beneficial conversion feature (BCF) which was valued at $1,062,759 at the issue date and recorded as debt discount and additional paid in capital. This BCF is being amortized over the one year life of the Convertible Notes. During the three and nine month period ended September 30, 2012, $308,011 and $1,029,917, respectively, of the debt discount was amortized and recorded as interest expense related to the OID and BCF discounts, leaving $254,446 of unamortized debt discount as of September 30, 2012 ($1,284,363 as of December 31, 2011).

Three of the Company's officers at the time of issuance acquired a portion of the Convertible Notes - with a face value of $368,000 for cash of $105,000 and conversion of $215,000 short term unsecured 12% notes issued by the Company earlier in 2011.

During the nine month period ended September 30, 2012 notes with a face amount of $120,750 (carrying value at time of conversion of approximately $68,000, net of unamortized discount) were converted into 161,000 shares of common stock and warrants to purchase 193,200 shares of common stock. As a result of the conversion, the unamortized portion of the debt discount amounting to approximately $66,000 was immediately charged to interest and a derivative warrant liability valued at approximately $152,000 was recorded. The difference in the warrant value and debt relieved amounting to approximately $31,000 was also charged to interest expense. Included in note conversions during the nine months ended September 30, 2012 were a note converted by an officer with a face amount of $86,250 converted into 115,000 shares of common stock and warrants to purchase 138,000 shares of common stock.

ISSUED AUGUST 9, 2012

The Company issued Convertible Notes on August 9, 2012 in a negotiated sale with 4 investors in the total face amount of $222,600. The Convertible Notes were sold for $210,000 - an original issue discount (OID) of $12,600. The Convertible Notes do not bear interest and the total face amount is due August 9, 2013 together with warrants equal to 50% of the number of shares of Company common stock into which such Convertible Notes could have been converted. These warrants were valued at $92,750 and represent additional debt discount and warrant liability. The Convertible Notes can be converted, at the option of each holder, in whole or in part, into shares of the Company's common stock at $0.60 per share at which time the holder shall also receive warrants equal to 100% of the number of shares of Company common stock into which such Convertible Notes have been then converted. Additional warrants required as a result of conversion will be valued and recorded as a warrant liability at that time and will reduce the equity recorded as a result of the conversion. In the event the warrant value exceeds the amount of equity, an immediate charge to other expense will be recorded. The Company can also force the investors to decide whether to convert by sending a 15-day written notice in which each investor is forced to decide whether to convert or get paid off. The warrants issued upon conversion or maturity will have a term of five years and an exercise price of $1.00 per share of common stock. The conversion feature was not considered to be a derivative because it does not have a net cash settlement provision as a result of the limited market and trading activity for the underlying stock. The warrants to be issued at conversion or maturity have a "down round provision" and will be classified as derivatives for accounting purposes, which (similarly to previously issued Warrants) means they are reported as a liability and marked to market at each balance sheet date. (See Note 9)

The Company's common stock closed at $0.45 per share on August 9, 2012, which is greater than the portion of the conversion price under the Convertible Notes allocated to the underlying common shares. This difference is a beneficial conversion feature (BCF) which was valued at $63,600 at the issue date and recorded as debt discount and additional paid in capital. This BCF is being amortized over the one year life of the Convertible Notes.

During the three and nine month period ended September 30, 2012, $24,070 of debt discount was amortized and recorded as interest expense related to the OID, warrant and BCF discounts, leaving $144,880 of unamortized debt discount as of September 30, 2012.

The following table summarizes convertible notes and related discount.

	September 30,	December 31,
	2012	2011

Face value of Convertible Notes payable through maturity	$2,028,100	$1,926,250
Less unamortized original issue discount	(138,993)	(245,582)
Less unamortized discount related to BCF	(260,333)	(1,038,782)
Convertible Notes, net of unamortized debt discount	$1,628,774	$641,886

Carrying value of December 16, 2011 notes	$1,551,054	$641,886
Carrying value of August 9, 2012 notes	$77,720	$-

NOTE 7. - CONVERTIBLE NOTES ISSUED DECEMBER 16, 2011

The Company issued Convertible Notes on December 16, 2011 in a negotiated sale with 24 investors in the total face amount of $1,926,250. The notes were sold for $1,675,000 - an original issue discount of $251,250. The notes do not bear interest and the total face amount of $1,926,250 is due December 16, 2012. The notes can be converted, at the option of each holder, in whole or in part, into shares of the Company's common stock at $0.75 per share at which time the holder shall also receive warrants equal to 120% of the number of shares of Company common stock into which such Notes have been then converted. Such warrants will have a term of five years and an exercise price of $1.50 per share of common stock. In the event the Company engages in a subsequent financing transaction of at least $5,000,000 in shares of Company's common stock with a sale price equal to or greater than $0.80 per share or debt securities which are convertible into shares of Company common stock with a conversion price equal to or greater than $0.80 per share of common stock, then the Company will have the right to mandatorily require the conversion of the Notes. Also, in the event of subsequent financing transaction of at least $5,000,000, the note holders have "piggyback' registration rights of the common shares and warrants underlying the conversion of the notes. The notes contain "down round" provisions which provide for adjustments to the conversion price if the Company issues shares of common stock of 22nd Century Group at a price that is less than the exercise price. The conversion feature was not considered to be a derivative because it does not have a net cash settlement provision as a result of the limited market and trading activity for the underlying stock. If the notes are converted the warrants issued at conversion have a "down round provision" and will be classified as derivatives for accounting purposes, which (similarly to the January 25, 2011 Warrants) means they are reported as a liability and marked to market at each balance sheet date.

The Company's common stock closed at $0.90 per share on December 16, 2011, which is greater than the portion of the conversion price under the notes allocated to the underlying common shares. This difference is a beneficial conversion feature which was valued at $1,062,759 at the issue date and recorded as debt discount and additional paid in capital.

Three officers of the Company acquired a portion of these Convertible Notes - with a face value of $368,000 for cash of $105,000 and conversion of $215,000 short term unsecured 12% notes issued by the Company earlier in 2011.

The following table summarizes the notes and related discount as of December 31, 2011:

Face value of Convertible Notes payable upon issuance and through maturity	$1,926,250
Less original issue discount	(251,250)
Less discount related to BCF	(1,062,759)
Plus amount of discount amortized to interest and debt expense in 2011	29,645
Convertible notes, net of unamortized debt discount as of December, 31, 2011	$641,886

Subsequent to December 31, 2011, notes amounting to $86,250 were converted into 115,000 shares of common stock resulting in the issuance of 138,000 common stock warrants. This conversion triggered the "down round" provision of the January 25, 2011 warrants resulting in an adjustment to the exercise price, as well as number of shares issuable under the warrants.